Income Taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Current, The Netherlands	€ (110)	€ (494)	€ (505)
Current, Other countries	(26,337)	(64,684)	(38,342)
Current	(26,447)	(65,178)	(38,847)
Deferred, The Netherlands	0	0	0
Deferred, Other countries	147	28,486	(4,092)
Income tax expense	€ (26,300)	€ (36,692)	€ (42,939)